Group information (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of subsidiaries
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

			% Groups’s equity interest
Entity name	Country of incorporation	Principal activities	2019	2018
DLP Capital LLC (“DLP Capital”)	USA	Holding company	100.00	100.00
DLP Par Participações S.A. (“DLP Par”)	Brazil	Employee trust	100.00	100.00
MPB Capital LLC (“MPB Capital”)	USA	Investment company	100.00	100.00
StoneCo Brasil Participações S.A. (“StoneCo Brasil”) ( Note 1.2)	Brazil	Holding company	—	100.00
STNE Participações S.A. (“STNE Par”) ( Note 1.2)	Brazil	Holding company	100.00	—
STNE Participações em Tecnologia S.A. (“STNE Par Tec”) ( Note 1.2)	Brazil	Holding company	100.00	—
Stone Pagamentos S.A. (“Stone”)	Brazil	Merchant acquiring	100.00	100.00
MNLT Soluções de Pagamentos S.A. (“MNLT”)	Brazil	Merchant acquiring	100.00	100.00
Pagar.me Pagamentos S.A. (“Pagar.me”)	Brazil	Merchant acquiring	100.00	100.00
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Brazil	Processing card transactions	100.00	99.99
Buy4 Sub LLC (“Buy4 LLC”)	USA	Cloud store card transactions	100.00	99.99
Cappta S.A. (“Cappta”)	Brazil	Electronic fund transfer	61.79	61.79
Mundipagg Tecnologia em Pagamento S.A. (“Mundipagg”)	Brazil	Technology services	99.70	99.70
Equals S.A. (“Equals”)	Brazil	Reconciliation services	100.00	100.00
Stone Franchising Ltda. (“Stone Franchising”)	Brazil	Franchising management	99.99	99.99
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)	Brazil	Financial assets register	100.00	99.98
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”) (a)	Brazil	Financial services	100.00	—
Stone Logística Ltda (Stone Log) (b)	Brazil	Logistic services	100.00	—
PDCA S.A. (“PDCA”) (c)	Brazil	Merchant acquiring	100.00	—
FIDC TAPSO (Note 3.2.1)	Brazil	Receivables investment fund	100.00	100.00
FIDC AR1 (Note 3.2.1)	Brazil	Receivables investment fund	100.00	100.00
FIDC AR2 (Note 3.2.1)	Brazil	Receivables investment fund	100.00	100.00
FIDC SOMA (Note 3.2.1) (d)	Brazil	Receivables investment fund	100.00	—

(a)	On July 22, 2019, the Company obtained a license from BACEN to offer credit through Stone SCD which was formed on August 5, 2019 to provide financial solutions to its clients.
(b)	In September 2019, the Company started operating the subsidiary Stone Log, which was formed to provide faster and more efficient service to its clients.
(c)
On July 29, 2019, the Company executed a binding memorandum of understanding to create a partnership with Grupo Globo, the largest media conglomerate in Brazil, targeting the micromerchant space. The partnership will combine Stone’s experience in technology and payments with Grupo Globo’s deep expertise in media and marketing. On August 20, 2019, PDCA was formed to the partnership, as described. The closing of the transaction is subject to certain conditions.

(d)
In October 2019, the Group launched FIDC SOMA used as funding resource to the credit operation. A “Fundo de Investimento em Direitos Créditórios” (“FIDC”) is legally an investment fund authorized by the Brazilian Monetary Council, and specifically designed as investment vehicle for investing in Brazilian credit receivables.

Summary of associates

			% Groups’s equity interest
Entity name	Country of incorporation	Principal activities	2019	2018
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (a)	Brazil	Technology services	48.56	27.06
Collact Serviços Digitais Ltda. (“Collact”) (b)	Brazil	Technology services	25.00	—
VHSYS Sistema de Gestão S.A. (“VHSYS”) (c)	Brazil	Technology services	33.33	—
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”) (d)	Brazil	Technology services	25.00	—
Trinks Serviços de Internet S.A. (“Trinks”) (e)	Brazil	Technology services	19.90	—

(a)
On June 21, 2018, the Group acquired a 27.06% interest in Linked for R$ 2,366 fully paid by December 2018. Linked is an unlisted company based in São Paulo, Brazil, that develops software and services for the food service market. The Group also holds an option to acquire an additional interest, exercisable in the period from 2 to 3 years from the date of the initial acquisition, which would allow the Group to obtain control of Linked. Through this acquisition, the Group expects to obtain synergies in servicing its clients. During the year, the Group acquired additional 21.50% interest in Linked through capital increase of R$ 5,181 of which R$ 2,000 paid in cash, R$ 1,600 by converting credits owned by STNE Par and R$ 1,581 payable until January 2020.

(b)
On February 6, 2019, the Group acquired a 25% interest in Collact, a private company based in the State of São Paulo, Brazil, that develops customer relationship management (“CRM”) software for customer engagement, focused mainly in the food service segment, with which the Company expects to obtain synergies in its services to clients. The Group will pay R$ 1,667 until April 2020 for the acquisition of such interest. The Group also holds an option to acquire an additional interest in the period from 2 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 25% interest in Collact.

(c)
On June 4, 2019, the Group acquired a 33.33% interest in VHSYS, a private company based in the State of Paraná, Brazil, for R$ 13,785 payable until January 2020. The Group also holds an option to acquire an additional interest in the period from 1 to 2 years counted from the date of the initial acquisition. In case of acquisition of the additional interest, the Group will hold 50% of its corporate capital. VHSYS is an omni-channel, cloud-based, Application Programming Interface (“API”) driven, Point of Sale (“POS”) and Enterprise Resource Planning (“ERP”) platform built to serve an array of service and retail businesses. The self-service platform consists of over 40 applications, accessible a la carte
, such as order and sales management, invoicing, dynamic inventory management, cash and payments management, CRM, mobile messaging, along with marketplace, logistics, and
e-commerce
integrations, among others.

(d)
On August 27, 2019, the Group acquired a 25% interest in Tablet Cloud, a private company based in the State of São Paulo, Brazil, for R$ 1,688. The Group already paid R$ 1,003 and will pay the remaining amount until May 2020. The Group also holds an option to acquire an additional interest in the period from 1.5 to 3 years counted from the date of the initial acquisition. In case of acquisition of the additional interest, the Group will hold 50% of its corporate capital. Tablet Cloud is a white label POS and simple ERP application focused on small and medium businesses with simpler needs. The application runs on smart POS and tablet solutions, giving business owners complete control over their cash register and inventory in a fully mobile device while having a robust ERP platform accessible online.

(e)
On November 25, 2019, the Group acquired 19.9% interest in Trinks for R$ 4,493 payable until November 2020. Trinks is an unlisted company based in the State of Rio de Janeiro, Brazil, that develops an integrated solution of management, focused mainly in the beauty service segment. The Group also holds an option to acquire an additional interest in the period from 1.5 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 30.1% interest in Trinks. The Group has determined that Trinks is an associate by its significant influence on the board of directors.